Financial Instruments - Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Provision	₨ 26.0	₨ 239.5
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset transferred		318.0
Carrying amount of associated liabilities		318.0
Finance receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset transferred	1,069.1	12,464.8	$ 13.0
Carrying amount of associated liabilities	₨ 748.7	₨ 11,817.2	$ 9.1